Accounting Policies - (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following table sets forth information regarding certain cash and non-cash transactions for the years ended December 31, 2013, 2012 and 2011:

Table 2.1

	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Cash paid during the period for:
Interest	$114,609	$112,663	$101,288
Income taxes	23,000	21,500	26,568
Non-cash activity:
Real estate owned acquired through loan liquidation	1,443	2,280	4,605
Loans acquired and securitized as Farmer Mac Guaranteed Securities	150,417	32,736	22,406
Purchases of investment securities traded, not yet settled	—	—	162,674
Consolidation of Farm & Ranch Guaranteed Securities from off-balance sheet to loans held for investment in consolidated trusts and to debt securities of consolidated trusts held by third parties	150,417	32,736	22,406
Deconsolidation of loans held for investment in consolidated trusts and debt securities of consolidated trusts held by third parties - transferred to off-balance sheet Farm & Ranch Guaranteed Securities	—	460,261	—
Transfers of loans held for sale to loans held for investment	673,991	—	878,798

Earnings Per Share
The following schedule reconciles basic and diluted EPS for the years ended December 31, 2013, 2012 and 2011:

Table 2.2

	For the Year Ended December 31,
	2013			2012			2011
	Net Income	Weighted-Average Shares	$ per Share	Net Income	Weighted-Average Shares	$ per Share	Net Income	Weighted-Average Shares	$ per Share
	(in thousands, except per share amounts)
Basic EPS
Net income attributable to common stockholders	$71,833	10,816	$6.64	$43,894	10,479	$4.19	$13,784	$10,335	$1.33
Effect of dilutive securities (1):
Stock options, SARs and restricted stock		393	(0.23)		540	(0.21)		467	(0.05)
Diluted EPS	$71,833	11,209	$6.41	$43,894	11,019	$3.98	$13,784	10,802	$1.28

(1)
For the years ended December 31, 2013, 2012, and 2011 stock options and SARs of 33,730, 317,253, and 703,624 respectively, were outstanding but not included in the computation of diluted earnings per share of common stock because they were anti-dilutive. For the years ended December 31, 2013, 2012, and 2011 contingent shares of non-vested restricted stock of 26,696, 79,300, and 76,340 respectively, were outstanding but not included in the computation of diluted earnings per share of common stock because performance conditions were not met.

Schedule of Variable Interest Entities
The following tables present, by line of business, details about the consolidation of VIEs:

Table 2.3

	Consolidation of Variable Interest Entities
	December 31, 2013
	Farm & Ranch	USDA Guarantees	Rural Utilities	Institutional Credit	Corporate	Total
	(in thousands)
On-Balance Sheet:
Consolidated VIEs:
Loans held for investment in consolidated trusts, at amortized cost (1)	$259,509	$—	$370,480	$—	$—	$629,989
Debt securities of consolidated trusts held by third parties (2)	261,760	—	—	—	—	261,760
Unconsolidated VIEs:
Farmer Mac Guaranteed Securities:
Carrying value (3)	—	21,234	—	33,248	—	54,482
Maximum exposure to loss (4)	—	21,088	—	30,000	—	51,088
Investment securities:
Carrying value	—	—	—	—	533,688	533,688
Maximum exposure to loss (4)	—	—	—	—	540,726	540,726
Off-Balance Sheet:
Unconsolidated VIEs:
Farmer Mac Guaranteed Securities:
Maximum exposure to loss (4) (5)	765,751	20,222	—	970,000	—	1,755,973

(1) Includes unamortized premiums related to Rural Utilities of $16.2 million.
(2) Includes borrower remittances of $2.3 million, which have not been passed through to third party investors as of December 31, 2013.
(3) Includes unamortized premiums and discounts and fair value adjustments related to USDA Guarantees and Institutional Credit of $0.1 million and $3.2 million, respectively.
(4) Farmer Mac uses unpaid principal balance and outstanding face amount of investment securities to represent maximum exposure to loss.(5) The Farm & Ranch amount relates to unconsolidated trusts where Farmer Mac determined it was not the primary beneficiary due to shared power with an unrelated party.

	Consolidation of Variable Interest Entities
	December 31, 2012
	Farm & Ranch	USDA Guarantees	Rural Utilities	Institutional Credit	Corporate	Total
	(in thousands)
On-Balance Sheet:
Consolidated VIEs:
Loans held for investment in consolidated trusts, at amortized cost (1)	$160,436	$—	$403,139	$—	$—	$563,575
Debt securities of consolidated trusts held by third parties (2)	167,621	—	—	—	—	167,621
Unconsolidated VIEs:
Farmer Mac Guaranteed Securities:
Carrying value (3)	—	26,681	—	31,370	—	58,051
Maximum exposure to loss (4)	—	26,238	—	30,000	—	56,238
Investment securities:
Carrying value	—	—	—	—	724,893	724,893
Maximum exposure to loss (4)	—	—	—	—	737,148	737,148
Off-Balance Sheet:
Unconsolidated VIEs:
Farmer Mac Guaranteed Securities:
Maximum exposure to loss (4) (5)	911,370	29,658	—	970,000	—	1,911,028

(1) Includes unamortized premiums related to Rural Utilities of $34.3 million.
(2) Includes borrower remittances of $7.2 million, which have not been passed through to third party investors as of December 31, 2012.
(3) Includes unamortized premiums and discounts and fair value adjustments related to USDA Guarantees and Institutional Credit of $0.4 million and $1.4 million, respectively.
(4) Farmer Mac uses unpaid principal balance and the outstanding face amount of investment securities to represent maximum exposure to loss.
(5) The Farm & Ranch amount relates to unconsolidated trusts where Farmer Mac determined it was not the primary beneficiary due to shared power with an unrelated party.